Risk Management - Disclosure of management adjustments to models for impairment and Economic uncertainty management adjustments to models for impairment (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (1,491,765)	£ (1,451,654)
Proportion of management adjustments to total impairment allowance	4.10%	6.00%
Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 5,532	£ 6,252
Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proportion of management adjustments to total impairment allowance	6.70%	13.00%
Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 300	£ 0
Total impairment allowance | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	5,532	6,252
Total impairment allowance | Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	496	238
Impairment allowance pre management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	5,304	5,875
Impairment allowance pre management adjustments | Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	463	207
ECL collectively assessed | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	4,737	5,171
ECL from individually assessed impairments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	461	401
Management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	228	377
Management adjustments | Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	33	31
Economic uncertainty adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	78	198
Economic uncertainty adjustments | Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Other adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	150	179
Other adjustments | Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	33	31
Loans and advances
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (346,273)	£ (342,747)
Proportion of management adjustments to total impairment allowance	4.30%	6.10%
Loans and advances | Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 489	£ 236
Loans and advances | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proportion of management adjustments to total impairment allowance	11.90%	17.20%
Loans and advances | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proportion of management adjustments to total impairment allowance	(0.60%)	0.30%
Loans and advances | Stage 1 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 938	£ 919
Loans and advances | Stage 1 | Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	99	35
Loans and advances | Lifetime expected credit losses | Stage 2 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1,751	2,267
Loans and advances | Lifetime expected credit losses | Stage 2 | Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	226	73
Loans and advances | Lifetime expected credit losses | Stage 3 | Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	164	128
Loans and advances | Total impairment allowance | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	5,509	6,225
Loans and advances | Total impairment allowance | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	2,151	2,132
Loans and advances | Total impairment allowance | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	3,358	4,093
Loans and advances | Impairment allowance pre management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	5,274	5,848
Loans and advances | Impairment allowance pre management adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1,895	1,766
Loans and advances | Impairment allowance pre management adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	3,379	4,082
Loans and advances | ECL collectively assessed | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	4,700	5,200
Loans and advances | ECL from individually assessed impairments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	500	400
Loans and advances | ECL from non-modelled exposures | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	400	300
Loans and advances | Management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	235	377
Loans and advances | Management adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	256	366
Loans and advances | Management adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(21)	11
Loans and advances | Economic uncertainty adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	78	198
Loans and advances | Economic uncertainty adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	78	182
Loans and advances | Economic uncertainty adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	16
Loans and advances | Economic uncertainty adjustments | Stage 1 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	33	75
Loans and advances | Economic uncertainty adjustments | Stage 1 | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	33	71
Loans and advances | Economic uncertainty adjustments | Stage 1 | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	4
Loans and advances | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	28	99
Loans and advances | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	28	87
Loans and advances | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	12
Loans and advances | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	17	24
Loans and advances | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	17	24
Loans and advances | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Loans and advances | Other adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	157
Loans and advances | Other adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	178	184
Loans and advances | Other adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(21)	(5)
Retail mortgages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(168,061)	(171,512)
Retail mortgages | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 187	£ 583	£ 516
Retail mortgages | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proportion of management adjustments to total impairment allowance	67.70%	76.70%
Retail mortgages | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proportion of management adjustments to total impairment allowance	0.00%	(0.90%)
Retail mortgages | Stage 1 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 38	£ 50	29
Retail mortgages | Lifetime expected credit losses | Stage 2 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	62	105	73
Retail mortgages | Total impairment allowance | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	158	232
Retail mortgages | Total impairment allowance | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	29	351
Retail mortgages | Impairment allowance pre management adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	51	54
Retail mortgages | Impairment allowance pre management adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	29	354
Retail mortgages | Management adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	107	178
Retail mortgages | Management adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	(3)
Retail mortgages | Economic uncertainty adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	36	57
Retail mortgages | Economic uncertainty adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Retail mortgages | Economic uncertainty adjustments | Stage 1 | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	7	12
Retail mortgages | Economic uncertainty adjustments | Stage 1 | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Retail mortgages | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	18	32
Retail mortgages | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Retail mortgages | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	11	13
Retail mortgages | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Retail mortgages | Other adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	71	121
Retail mortgages | Other adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	(3)
Retail credit cards
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(34,779)	(34,221)
Retail credit cards | Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(5,970)
Retail credit cards | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	3,307	3,486	3,033
Retail credit cards | Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 271	£ 0
Proportion of management adjustments to total impairment allowance	0.00%	0.00%
Retail credit cards | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proportion of management adjustments to total impairment allowance	(2.90%)	4.90%
Retail credit cards | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proportion of management adjustments to total impairment allowance	(0.90%)	0.30%
Retail credit cards | Stage 1 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 553	£ 523	458
Retail credit cards | Stage 1 | Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	64	0
Retail credit cards | Lifetime expected credit losses | Stage 2 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1,247	1,630	1,620
Retail credit cards | Lifetime expected credit losses | Stage 2 | Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	161	0
Retail credit cards | Lifetime expected credit losses | Stage 3 | Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	46	0
Retail credit cards | Total impairment allowance | Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	277	0
Retail credit cards | Total impairment allowance | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	765	736
Retail credit cards | Total impairment allowance | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	2,608	2,863
Retail credit cards | Impairment allowance pre management adjustments | Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	277	0
Retail credit cards | Impairment allowance pre management adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	787	700
Retail credit cards | Impairment allowance pre management adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	2,631	2,855
Retail credit cards | Management adjustments | Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Retail credit cards | Management adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(22)	36
Retail credit cards | Management adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(23)	8
Retail credit cards | Economic uncertainty adjustments | Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Retail credit cards | Economic uncertainty adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	45
Retail credit cards | Economic uncertainty adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Retail credit cards | Economic uncertainty adjustments | Stage 1 | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	8
Retail credit cards | Economic uncertainty adjustments | Stage 1 | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Retail credit cards | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	37
Retail credit cards | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Retail credit cards | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Retail credit cards | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Retail credit cards | Other adjustments | Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0
Retail credit cards | Other adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(22)	(9)
Retail credit cards | Other adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(23)	8
Retail other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(13,808)	(9,952)
Retail other | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 410	£ 353	574
Retail other | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proportion of management adjustments to total impairment allowance	23.20%	22.00%
Retail other | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proportion of management adjustments to total impairment allowance	14.30%	(15.40%)
Retail other | Stage 1 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 138	£ 59	100
Retail other | Lifetime expected credit losses | Stage 2 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	111	118	166
Retail other | Total impairment allowance | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	388	322
Retail other | Total impairment allowance | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	28	39
Retail other | Impairment allowance pre management adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	298	251
Retail other | Impairment allowance pre management adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	24	45
Retail other | Management adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	90	71
Retail other | Management adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	4	(6)
Retail other | Economic uncertainty adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	9
Retail other | Economic uncertainty adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Retail other | Economic uncertainty adjustments | Stage 1 | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	3
Retail other | Economic uncertainty adjustments | Stage 1 | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Retail other | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	6
Retail other | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Retail other | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Retail other | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Retail other | Other adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	90	62
Retail other | Other adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	4	(6)
Corporate loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(129,625)	(127,062)
Corporate loans | Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(54)
Corporate loans | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1,166	1,299	1,427
Corporate loans | Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 5	£ 0
Proportion of management adjustments to total impairment allowance	0.00%	0.00%
Corporate loans | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proportion of management adjustments to total impairment allowance	9.60%	9.60%
Corporate loans | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proportion of management adjustments to total impairment allowance	(0.30%)	1.40%
Corporate loans | Stage 1 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 209	£ 287	461
Corporate loans | Stage 1 | Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1	0
Corporate loans | Lifetime expected credit losses | Stage 2 | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	331	414	£ 424
Corporate loans | Lifetime expected credit losses | Stage 2 | Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	3	0
Corporate loans | Lifetime expected credit losses | Stage 3 | Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	1	0
Corporate loans | Total impairment allowance | Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	5	0
Corporate loans | Total impairment allowance | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	840	842
Corporate loans | Total impairment allowance | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	693	840
Corporate loans | Impairment allowance pre management adjustments | Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	5	0
Corporate loans | Impairment allowance pre management adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	759	761
Corporate loans | Impairment allowance pre management adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	695	828
Corporate loans | Management adjustments | Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Corporate loans | Management adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	81	81
Corporate loans | Management adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(2)	12
Corporate loans | Economic uncertainty adjustments | Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Corporate loans | Economic uncertainty adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	42	71
Corporate loans | Economic uncertainty adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	16
Corporate loans | Economic uncertainty adjustments | Stage 1 | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	26	48
Corporate loans | Economic uncertainty adjustments | Stage 1 | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	4
Corporate loans | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	10	12
Corporate loans | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2 | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	12
Corporate loans | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	6	11
Corporate loans | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3 | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Corporate loans | Other adjustments | Accumulated impairment | Assets and liabilities classified as held for sale | Co-branded card portfolio
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0
Corporate loans | Other adjustments | United Kingdom | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	39	10
Corporate loans | Other adjustments | Rest of the world | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (2)	£ (4)
Debt securities at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proportion of management adjustments to total impairment allowance	(30.40%)	0.00%
Debt securities at amortised cost | Total impairment allowance | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ 23	£ 27
Debt securities at amortised cost | Impairment allowance pre management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	30	27
Debt securities at amortised cost | Management adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(7)	0
Debt securities at amortised cost | Economic uncertainty adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	0	0
Debt securities at amortised cost | Other adjustments | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(7)	£ 0
Fair value through other comprehensive income | Management adjustments | Accumulated impairment | Barclays Investment Bank | Other financial assets subject to impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(2)
Reverse Repo | Management adjustments | Accumulated impairment | Barclays Investment Bank | Other financial assets subject to impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	(2)
Cash collateral and settlements | Management adjustments | Accumulated impairment | Barclays Investment Bank | Other financial assets subject to impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	£ (1)